Provisions - Summary of Changes in Group's Provisions (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Non current [member]
Disclosure of provisions [line items]
Provisions beginning balance		$ 2,660		$ 2,571		$ 2,519
Increases charged to expenses		426		433		471
Decreases charged to income		(13)		(38)		(396)
Applications due to utilization		(3)		(1)		(12)
Net exchange and translation differences		(14)		(162)		(63)
Reclassifications and other movements		(1,970)	[1]	(142)		53
Result from net monetary position	[2]	(2)		(1)		(1)
Provisions ending balance		1,084		2,660		2,571
Non current [member] | Provision for lawsuits and contingencies [member]
Disclosure of provisions [line items]
Provisions beginning balance		66		571		872
Increases charged to expenses		105		89		187	[3]
Decreases charged to income		(5)		(26)		(354)	[4]
Applications due to utilization		(3)		(1)		(12)
Net exchange and translation differences		(14)		(110)		(55)
Reclassifications and other movements		(18)	[1]	(456)	[5]	(66)	[6]
Result from net monetary position	[2]	(2)		(1)		(1)
Provisions ending balance		129		66		571
Non current [member] | Provision for environmental liabilities [member]
Disclosure of provisions [line items]
Provisions beginning balance		48		96		96
Increases charged to expenses		187		80		69
Decreases charged to income		(1)		0		(1)
Net exchange and translation differences		0		(52)		(8)
Reclassifications and other movements		(135)	[1]	(76)		(60)
Provisions ending balance		99		48		96
Non current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of provisions [line items]
Provisions beginning balance		2,546		1,904		1,551
Increases charged to expenses		134		264		215
Decreases charged to income		(7)		(12)		(41)
Net exchange and translation differences		0		0		0
Reclassifications and other movements	[7]	(1,817)	[1]	390		179
Provisions ending balance		856		2,546		1,904
Current [member]
Disclosure of provisions [line items]
Provisions beginning balance		181		199		188
Increases charged to expenses		0		3		0
Decreases charged to income		0		(6)		0
Applications due to utilization		(119)		(490)		(139)
Net exchange and translation differences		(7)		(39)		(34)
Reclassifications and other movements		61	[1]	514		184
Provisions ending balance		116		181		199
Current [member] | Provision for lawsuits and contingencies [member]
Disclosure of provisions [line items]
Provisions beginning balance		21		22		22
Increases charged to expenses		0		3		0
Decreases charged to income		0		(6)		0
Applications due to utilization		(17)		(318)	[8]	(35)
Net exchange and translation differences		0		(1)		0
Reclassifications and other movements		17	[1]	321		35
Provisions ending balance		21		21		22
Current [member] | Provision for environmental liabilities [member]
Disclosure of provisions [line items]
Provisions beginning balance		34		46		68
Applications due to utilization		(72)		(50)		(48)
Net exchange and translation differences		(7)		(38)		(34)
Reclassifications and other movements		81	[1]	76		60
Provisions ending balance		36		34		46
Current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of provisions [line items]
Provisions beginning balance		126		131		98
Applications due to utilization		(30)		(122)		(56)
Net exchange and translation differences		0		0		0
Reclassifications and other movements	[7]	(37)	[1]	117		89
Provisions ending balance		$ 59		$ 126		$ 131

[1]	Includes 2,023 and 54 corresponding to the provisions for hydrocarbon wells abandonment obligations and for environmental liabilities, respectively, reclassified to the “Liabilities directly associated with assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11. Additionally, includes the balance of the provision for lawsuits and contingencies of our subsidiary YPF Brasil reclassified to “Assets held for sale” in the statement of financial position, see Note 3 “Sale of equity participation in YPF Brasil” section.
[2]	Includes the adjustment for inflation of opening balances of provisions of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year, which was charged to net profit or loss in the statement of comprehensive income.
[3]	Includes the accrual of financial interest corresponding to the recognition of the dispute relating to the tax deduction of hydrocarbon wells abandonment costs for periods 2014-2017.
[4]	Includes 30 corresponding to the recovery of liabilities for the regularization regimes associated with the dispute relating to the cost deduction for hydrocarbon wells abandonment for periods 2014-2017. See Note 17.a.5).
[5]	Includes 134 reclassified as “Other liabilities” in the statement of financial position due to the settlement agreement entered with TGN and 286 reclassified as current “Provision for lawsuits and contingencies” due to the Trust Settlement Agreement, see Notes 17.a.2) and 33, respectively.
[6]	Includes 22 reclassified as “Income tax liability” in the statement of financial position for the regularization regimes associated with the dispute relating to the tax deduction of hydrocarbon wells abandonment costs for periods 2014-2017. See Note 17.a.5).
[7]	Includes 169, 507 and 268 corresponding to the annual recalculation of hydrocarbon wells abandonment cost for the years ended December 31, 2024, 2023 and 2022, respectively.
[8]	Includes the payment of the amount for the Trust Settlement Agreement. See Note 33.